Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Debt securities	$ 406,778	$ 341,806
Allowance for credit losses on debt securities at amortized cost	1	2
Debt securities, net of allowance	406,777	341,804
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	406,584	341,661
Allowance for credit losses on debt securities at amortized cost	1	2
Debt securities, net of allowance	406,583	341,659
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	194	145
Debt securities, net of allowance	194	145
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	404,620	339,426
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	404,620	339,426
Non-investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	2,119	2,318
Non-investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	1,964	2,235
Non-investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	155	83
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	39	62
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 39	$ 62